Investments Accounted for Using Equity Method - Summary of the Analysis of Other Comprehensive Income by Item (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of associates [line items]
Net (loss) income	$ 2,498	$ 74,035	$ 3,221	$ (183,708)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Net (loss) income		74,035	3,221	(183,708)
Other comprehensive income (loss)		380,631	(112,797)	1,304
Total comprehensive income (loss)		$ 454,666	$ (109,576)	$ (182,404)